Related Party Transactions - Summary of Significant Balances and Transactions Between Group and Related Parties Equity Transactions (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Parent Company | SoftBank Corp. | Acquisition of Shares
Disclosure of transactions between related parties [line items]
Equity transactions	¥ 5,727
Parent Company | SoftBank Corp. | Issuance of New Shares
Disclosure of transactions between related parties [line items]
Equity transactions	34,889
Parent Company | LY Corporation | Acquisition of Shares
Disclosure of transactions between related parties [line items]
Equity transactions	80
Parent Company | LY Corporation | Issuance of New Shares
Disclosure of transactions between related parties [line items]
Equity transactions	34,889
Other affiliated company | SVF II Piranha (DE) LLC | Exercise of Stock Options
Disclosure of transactions between related parties [line items]
Equity transactions	15,901
Other affiliated company | SVF II Piranha (DE) LLC | Issuance of New Shares
Disclosure of transactions between related parties [line items]
Equity transactions	35,944
Subsidiary of Parent Company | Z Financial Corporation | Acquisition of Shares
Disclosure of transactions between related parties [line items]
Equity transactions	¥ 117,000